SHARE CAPITAL (Detail) - Summary Of Stock Options Outstanding	6 Months Ended
Oct. 31, 2015 $ / shares shares
Set 1 [Member]
Type of Security	Stock options
Outstanding Stock Options | shares	500,000
Exercise Price | $ / shares	$ 0.40
Expiry Date	Dec. 01, 2015
Remaining Contractual Life (years)	1 month
Set 2 [Member]
Type of Security	Stock options
Outstanding Stock Options | shares	1,300,000
Exercise Price | $ / shares	$ 0.10
Expiry Date	Jul. 30, 2018
Remaining Contractual Life (years)	2 years 9 months
Set 3 [Member]
Type of Security	Stock options
Outstanding Stock Options | shares	260,000
Exercise Price | $ / shares	$ 0.15
Expiry Date	Jul. 30, 2018
Remaining Contractual Life (years)	2 years 9 months
Set 4 [Member]
Type of Security	Stock options
Outstanding Stock Options | shares	300,000
Exercise Price | $ / shares	$ 0.25
Expiry Date	Jul. 30, 2018
Remaining Contractual Life (years)	2 years 9 months
Set 5 [Member]
Type of Security	Stock options
Outstanding Stock Options | shares	200,000
Exercise Price | $ / shares	$ 0.25
Expiry Date	Nov. 19, 2018
Remaining Contractual Life (years)	3 years 4 months
Set 6 [Member]
Type of Security	Stock options
Outstanding Stock Options | shares	150,000
Exercise Price | $ / shares	$ 0.25
Expiry Date	Jan. 08, 2019
Remaining Contractual Life (years)	3 years 1 month
Set 7 [Member]
Type of Security	Stock options
Outstanding Stock Options | shares	300,000
Exercise Price | $ / shares	$ 0.25
Expiry Date	May 23, 2019
Remaining Contractual Life (years)	3 years 7 months
Set 8 [Member]
Type of Security	Stock options
Outstanding Stock Options | shares	150,000
Exercise Price | $ / shares	$ 0.25
Expiry Date	Dec. 16, 2017
Remaining Contractual Life (years)	2 years 2 months
Set 9 [Member]
Type of Security	Stock options
Outstanding Stock Options | shares	1,975,000
Exercise Price | $ / shares	$ 0.25
Expiry Date	Jan. 19, 2020
Remaining Contractual Life (years)	4 years 3 months
Set 10 [Member]
Type of Security	Stock options
Outstanding Stock Options | shares	200,000
Exercise Price | $ / shares	$ 0.25
Expiry Date	Jan. 19, 2020
Remaining Contractual Life (years)	4 years 9 months